SHARE-BASED PAYMENTS (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2021	Dec. 31, 2022		Dec. 31, 2020
Number of shares covered by the warrants	79,200		396,000	396,000
Exercise price per share of the warrants	$ 3.115	[1]	$ 2.35	$ 0.623	[2]
The number of shares covered by the warrants granted during the year			396,000
Exercise price per share of the warrants granted during the year			$ 2.35
Effect of Five-to-One Share Combination	(316,800)

[1]	The exercise price was revised to $3.115 per share in March, 2023.
[2]	The exercise price was revised to $0.623 per share in July, 2022.